RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of restatement of the balance sheets, statements of operations and statements of cash flows

Balance Sheet as of December 7, 2020 (audited)	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment			As
	No. 1		Adjustment	Restated
Class A ordinary shares subject to possible redemption	$272,455,350		$27,544,650	$300,000,000
Class A ordinary shares	$275		$(275)	$—
Additional paid-in capital	$5,510,723		$(5,510,723)	$—
Accumulated deficit	$(511,782)		$(22,033,652)	$(22,545,434)
Total Shareholders’ Equity (Deficit)	$5,000,003		$(27,544,650)	$(22,544,647)
Number of shares subject to redemption	27,245,535		2,754,465	30,000,000

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

Balance Sheet as of December 31, 2020 (audited)	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment		As
	No. 1	Adjustment	Restated
Class A ordinary shares subject to possible redemption	$268,722,770	$31,277,230	$300,000,000
Class A ordinary shares	$313	$(313)	$—
Additional paid-in capital	$9,243,265	$(9,243,265)	$—
Accumulated deficit	$(4,244,366)	$(22,033,652)	$(26,278,018)
Total Shareholders’ Equity (Deficit)	$5,000,003	$(31,277,230)	$(26,277,227)
Number of shares subject to redemption	26,872,277	3,127,723	30,000,000

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per ordinary share is presented below for the period ended December 31, 2020:

Statement of Operations for the period December 7, 2020 (inception) through December 31, 2020 (audited)	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment		As
	No. 1	Adjustment	Restated
Weighted average shares outstanding of Class A ordinary shares	30,000,000	(20,625,000)	9,375,000
Basic and diluted net loss per share, Class A ordinary shares	$—	(0.26)	$(0.26)
Weighted average shares outstanding of Class B ordinary shares	7,500,000	(429,688)	7,070,313
Basic and diluted loss income per share, Class B ordinary shares	$(0.57)	0.31	$(0.26)

The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:

Statement of Cash Flows for the period from December 7, 2020 (inception) through December 31, 2020 (audited)	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment		As
	No. 1	Adjustment	Restated
Initial classification of Class A ordinary shares subject to possible redemption	$272,455,350	$(272,455,350)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(3,732,580)	$3,732,580	$—

The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Previously		As
	Reported	Adjustment	Restated
Balance Sheet as of March 31, 2021 (Unaudited)
Ordinary shares subject to possible redemption	$265,863,940	$34,136,060	$300,000,000
Ordinary shares	$341	$(341)	$—
Additional paid-in capital	$12,102,108	$(12,102,108)	$—
Accumulated deficit	$(7,103,195)	$(22,033,611)	$(29,136,806)
Total Shareholder’s Equity (Deficit)	$5,000,004	$(34,136,060)	$(29,136,056)

Balance Sheet as of June 30, 2021 (Unaudited)
Ordinary shares subject to possible redemption	$267,738,970	$32,261,030	$300,000,000
Ordinary shares	$323	$(323)	$—
Additional paid-in capital	$10,227,096	$(10,227,096)	$—
Accumulated deficit	$(5,228,164)	$(22,033,611)	$(27,261,775)
Total Shareholder’s Equity (Deficit)	$5,000,005	$(32,261,030)	$(27,261,025)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(2,858,830)	$2,858,830	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(983,800)	$983,800	$—

	As Previously		As
	Reported	Adjustment	Restated
Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Weighted average shares outstanding of Class A ordinary shares	30,000,000	(14,117,647)	15,882,353
Basic and diluted loss per share, Class A ordinary shares	$—	$0.03	$0.03
Weighted average shares outstanding of Class B ordinary shares	7,500,000	(3,529,412)	3,970,588
Basic and diluted net loss per share, Class B ordinary shares	$(0.39)	$0.42	$0.03

Statement of Operations for the Three Months Ended June 30, 2021 (Unaudited)
Weighted average shares outstanding of Class A ordinary shares	30,000,000	—	30,000,000
Basic and diluted loss per share, Class A ordinary shares	$—	$0.02	$0.02
Weighted average shares outstanding of Class B ordinary shares	7,500,000	—	7,500,000
Basic and diluted net loss per share, Class B ordinary shares	$0.24	$(0.22)	$0.02

Statement of Operations for the Six Months Ended June 30, 2021 (Unaudited)
Weighted average shares outstanding of Class A ordinary shares	30,000,000	—	30,000,000
Basic and diluted loss per share, Class A ordinary shares	$—	$0.04	$0.04
Weighted average shares outstanding of Class B ordinary shares	7,500,000	(2,687,861)	4,812,139
Basic and diluted net loss per share, Class B ordinary shares	$(0.14)	$0.18	$0.04